Document and Entity Information	Feb. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002029118
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 18, 2026
Entity Registrant Name	INFINITY NATURAL RESOURCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42499
Entity Tax Identification Number	99-3407012
Entity Address, Address Line One	2605 Cranberry Square
Entity Address, City or Town	Morgantown
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26508
City Area Code	(304)
Local Phone Number	212-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	INR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false